Digital Assets - Schedule of Digital Assets (Details) - USD ($)	6 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Schedule of Digital Assets [Line Items]
Digital assets	$ 740,586	$ 740,586
Impairment	(600,000)	(600,000)
Digital assets, net	140,586	140,586
Non-Fungible Token A [Member]
Schedule of Digital Assets [Line Items]
Digital assets	140,586	140,586
Non-Fungible Token B [Member]
Schedule of Digital Assets [Line Items]
Digital assets	$ 600,000	$ 600,000